Document and Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CHINA GOLDEN STAR HOLDINGS LTD
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	xbrl
Entity Central Index Key	0001499320
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		400,000
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1